Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 05, 2018
Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvst
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
JNL Conservative Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	jvst_SupplementTextBlock
Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Moderate Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/T. Rowe Price Capital Appreciation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Expense [Heading]	rr_ExpenseHeading
Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.
JNL Moderate Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	jvst_SupplementTextBlock
Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Moderate Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/T. Rowe Price Capital Appreciation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Expense [Heading]	rr_ExpenseHeading
Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Moderate Allocation Fund please add the following as the last paragraph:

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.
JNL/T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	jvst_SupplementTextBlock
Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Moderate Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/T. Rowe Price Capital Appreciation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Expense [Heading]	rr_ExpenseHeading
Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/T. Rowe Price Capital Appreciation Fund please add the following as the last paragraph:

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion. There is no guarantee JNAM will continue to provide the waiver in the future.